Premises, Equipment, Lease Commitments and Other Assets Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises, Equipment, Lease Commitments and Other Assets Textual [Abstract]
Depreciation and amortization expense for premises and equipment	$ 1,300,000,000	$ 1,400,000,000	$ 1,500,000,000
Net gains (losses) on disposition of premises and equipment	7,000,000	(17,000,000)	(115,000,000)
Operating leases for premises and equipment, Term (In years)	15 years
Operating leases for premises and equipment, Longest term expiration date	2015
Operating lease rental expense, net of rental income	1,100,000,000	1,200,000,000	1,300,000,000
Proceeds from sales of nonmarketable equity securities	2,300,000,000	2,400,000,000
Purchases of nonmarketable equity securities	$ 2,600,000,000	$ 2,700,000,000